Note 2 - Summary of Significant Accounting Policies (FY) (Details)	1 Months Ended		3 Months Ended		12 Months Ended
	Feb. 08, 2021 USD ($) $ / ₽	Nov. 30, 2020 USD ($)	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Cash, Cash Equivalents, and Short-term Investments, Total			$ 14,600,000		$ 2,300,000
Restricted Cash and Cash Equivalents, Total					300,000
Cash and Cash Equivalents, at Carrying Value, Ending Balance			14,359,297		1,946,418	$ 1,126,124
Short-term Investments, Total			$ 264,193		324,870	452,301
Accounts Receivable, Allowance for Credit Loss, Current					100,000	0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax, Total		$ 57,936			$ 57,936
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares) | shares			0	0	0	0
Income Tax Expense (Benefit), Total			$ 0	$ 0	$ 0	$ 0
The Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares) | shares			597,557		597,557
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares) | shares			523,656		515,493
Common Stock, Capital Shares Reserved for Future Issuance (in shares) | shares			67,901		76,064
Share-based Compensation Arrangement by Share-based Payment Award, Maximum Number of Shares Per Employee (in shares) | shares			100,000		100,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)			10 years		10 years
The ESPP [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares) | shares			825,000		725,000
Percentage of Common Stock Outstanding of Preceding Year			10.00%		10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Limited Per Year (in dollars per share) | shares			100,000		100,000
Share-based Compensation Arrangement by Share-based Payment Award, Maximum Employee Subscription Rate			15.00%		15.00%
Share-based Compensation Arrangement by Share-based Payment Award, Discount from Market Price, Offering Date			85.00%		85.00%
Subsequent Event [Member]
Dollar:Russian Ruble Exchange Rate (in USD per RUB) | $ / ₽	75.1107
Cash and Cash Equivalents, Period Increase (Decrease), Total	$ 200
Certificates of Deposit [Member]
Short-term Investments, Total			$ 300,000		$ 300,000
RUSSIAN FEDERATION
Cash and Cash Equivalents, at Carrying Value, Ending Balance					15,000
Cash and Cash Equivalent, Denominated in Rubles					$ 15,000
Non-US [Member] | Geographic Concentration Risk [Member] | Cash and Cash Equivalents [Member]
Concentration Risk, Percentage					1.00%